Lease (Tables)	6 Months Ended
Apr. 30, 2025
Lease [Abstract]
Schedule of Leases Cost

Supplemental balance sheet information related to operating leases was as follows:

	April 30, 2025	October 31, 2024
Operating lease assets, net	$39,366	$67,934
ROU assets	170,679	174,344
Accumulated amortization	(131,313)	(106,410)
Operating lease liabilities – current	6,373	6,382
Operating lease liabilities – non-current	6,631	13,550
Total operating lease liabilities	$13,004	$19,932

Supplemental balance sheet information related to finance leases was as follows:

	April 30, 2025	October 31, 2024
Finance lease assets, net	$35,302	$43,520
Vehicle	73,038	74,606
Accumulated amortization	(37,736)	(31,086)
Finance lease liabilities – current	9,742	21,893
Total finance lease liabilities	$9,742	$21,893

Cash flow information related to lease consisted of the following:

	For the six months ended April 30,
	2025	2024
Financing cash payments for finance leases	$11,695	$11,814

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of April 30, 2025:

Year ended April 30,	Operating Leases	Finance leases
2026	$6,877	9,742
2027	6,877	-
Total lease payments	13,754	9,742
Less: Imputed interest	750	-
Present value of lease liabilities	13,004	9,742
Less: Current lease liabilities	6,373	9,742
Long-term lease liabilities	6,631	-